                                                               Morgan Keegan
                                                               Select Fund, Inc.


CAPITAL GROWTH FUND


FINANCIAL FUND


INTERMEDIATE BOND FUND

                                                   SEMI-ANNUAL REPORT
HIGH INCOME FUND                      ------------------------------------------
                                                   DECEMBER 31, 2000

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


What is the Morgan Keegan Select Fund Family?                  Page 1

Letter to Shareholders                                         Page 2

Capital Growth Fund                                            Pages 3-6
   Portfolio Commentary/Schedule of Investments

Financial Fund                                                 Pages 7-10
   Portfolio Commentary/Schedule of Investments

Intermediate Bond Fund                                         Pages 11-16
   Portfolio Commentary/Schedule of Investments

High Income Fund                                               Pages 17-23
   Portfolio Commentary/Schedule of Investments

Index Descriptions                                             Page 24

Statements of Assets and Liabilities                           Pages 25-26

Statements of Operations                                       Pages 27-28

Statements of Changes in Net Assets                            Pages 29-30

Notes to Financial Statements                                  Pages 31-34

Financial Highlights                                           Pages 35-36

Board of Directors and Officers                                Page 37

--------------------------------------------------------------------------------
                            Morgan Keegan Select Fund
                 What is the Morgan Keegan Select Fund Family?
--------------------------------------------------------------------------------

Morgan Keegan Select is a growing, diversified family of funds that will ultimately include many different asset classes. Currently, the Morgan Keegan Select Fund Family consists of four funds.

     - Capital Growth Fund
     - Financial Fund
     - Intermediate Bond Fund
     - High Income Fund

The Capital Growth Fund investment objective seeks to provide capital appreciation through domestic equity investments in large, mid- and small cap companies with promising growth potential. The fund gives consideration to a company's available market opportunity, innovation in product offerings andearnings stability. The Fund targets companies with attractive return-on-equity ratios, earnings growth rates and price-to-earnings ratios, relative to their historical averages and to the ratios and performances of their industry peers.

The Financial Fund investment objective seeks to provide long-term capital appreciation through equity ownership in companies within the financial services industry. The Fund targets large, regional and community banks as well as other financial services companies. Investments are chosen with consideration given to a company's market growth, growth and innovation in product offerings and mar-ket demographics. Additionally, fundamental measures such as return on assets, return on equity and credit quality are given weight in security selection. Please be advised any fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified portfolio of securities.

The Intermediate Bond Fund investment objective primarily seeks to provide a high level of current income by investing in intermediate maturity, investment-grade bonds. Capital growth is a secondary objective. The Fund targets investment-grade assets with effective maturities between one and ten years. The Fund employs a value strategy in its security selection.

The High Income Fund investment objective primarily seeks to provide a high level of current income by investing in below-investment-grade securities, including debt and equity vehicles. Capital growth is a secondary objective. The Fund employs a value strategy in asset selection.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                             Letter to Shareholders
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The end of December marked both an extremely successful six-month period as well as calendar year 2000 for the Morgan Keegan Select Funds. The Select Fund family began operations March 22, 1999, offering two portfolio options: the Intermediate Bond Fund and the High Income Fund. Today, the family has expanded to include the Capital Growth Fund, formerly known as the Southern Capital Fund, and the Financial Fund, our newest offering. We believe that these funds provide complementary investment alternatives through exposure to both equity and fixed income investments.

The Select Fund family experienced tremendous growth over the past six months. By year end, assets under management in all funds totaled more than $117 million. The fixed income funds enjoyed the most rapid growth with assets climbing by 64% to $47.5 million. Overall, the funds continued to perform well relative to their peers and the comparable indices as illustrated in the performance summary below.

--------------------------------------------------------------------------------
Performance Statistics as of December 31, 2000*      Six Months        2000
Intermediate Bond                                        7.7%          12.5%
   Lehman Brothers Intermediate Aggregate Index+         7.0%          10.6%
High Income                                              9.0%          17.1%
   Lehman Brothers BB High Yield Index+                  3.2%           4.1%
Capital Growth                                          (4.6%)         (8.3%)
   S&P 500 Index+                                       (8.7%)         (9.1%)
Financial**                                              6.9%            N/A
   KBW Bank Index+                                       1.3%            N/A
--------------------------------------------------------------------------------

* The above performance statistics are Net Asset Value returns of class "A" shares.

** The performance of the Morgan Keegan Select Financial Fund and the KBW Bank
   Index are from inception date of 8/31/00.

+  Refer to Index Descriptions on page 24.

   Past performance is not indicative of future results.

Although the Select Fund family is still in the early stages of development, we have accomplished many of our goals by providing quality investment opportunities in both the broad and specialty investment markets. As testament to our success, both of the fixed income funds recently gained national recognition as top performing funds in Kiplinger's and Business Week. Bloomberg ranked our High Income Fund the top fund in its category for the past year. Additionally, we look forward to the opportunities available through our recently launched Financial Fund portfolio. This Fund should be well positioned to take advantage of a declining interest rate environment in which financial stocks historically perform well. (Any fund concentrating in a single industry is more volatile than a diversified portfolio.)

We are extremely excited about the success of the Select Fund family thus far, and we anticipate continued growth of assets. The Select Fund family was designed to address specific financial needs while adding greater flexibility to the investment programs available to Morgan Keegan clients. We look forward to the continued growth of fund assets and the ongoing development of new investment options. Thank you for investing with us and making this endeavor such a success.

                                                 /s/ Allen Morgan, Jr.


                                                    Allen Morgan, Jr.
                                                 President and Director

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

Although the highly anticipated turn of the millennium proved uneventful, the year 2000 was not a memorable year for equity investors as illustrated by the negative returns of most stock market indices. The combination of high interest rates and oil prices took its toll on both the economy and corporate earnings. Consequently, the technology-laden NASDAQ+ suffered its worst year in history by declining 39.2%. The Dow Jones Industrial Average+ and the S&P 500+ struggled, with losses of 6.2% and 9.1%, respectively.

The Morgan Keegan Select Capital Growth Fund, formerly known as the Southern Capital Fund, returned -4.6% for the past six months and -8.3% for the year. Although, we are never satisfied with negative returns, the Fund outperformed both the S&P 500+ and the NASDAQ+. The Financial, Capital Goods, and Energy sectors buoyed the Fund's NAV while the Technology and Telecommunications sectors weighed on returns. Stellar performances from companies such as The Shaw Group Inc., Concord EFS and Patterson Energy offset disappointments in established S&P 500 veterans, WorldCom and Microsoft.

As of November 17, 2000, the Fund changed its name to the Morgan Keegan Select Capital Growth Fund, after shareholders elected to change the Fund's focus from one that invests primarily in the Southern United States to a domestic equity fund. We believe this change will give the fund a broader investment horizon and will lead to better returns.

Our outlook for the market continues to be positive, despite a slowing economy. The Federal Reserve appears to be on the verge of making several interest rate cuts, which should jump-start the economy and equity markets. This bodes well for both the Technology and Financial Services sectors. After a rough 2000, we look forward to what should be a profitable 2001.


PORTFOLIO MANAGER---------------------------------------------------------------

                                 E. Elkan Scheidt

--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (non-load adjusted)---------------------------------------

                                Capital Growth Fund
                                  A-Shares                        S&P 500
   6 months                         (4.6%)                         (8.7%)
   1 year                           (8.3%)                         (9.1%)
   5 years                          12.3%                          18.3%
   10 years                         13.9%                          17.5%

--------------------------------------------------------------------------------

+Refer to Index Descriptions on page 24.

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS------------------------------------------------------------

   Net Asset Value                                       $ 21.89*
   Net Assets                                            $  58.8 million
   Average Market Capitalization                         $  53.7 billion
   Median Market Capitalization                          $   4.4 billion
   Percent Invested                                         94.3%
--------------------------------------------------------------------------------
   * "A" shares only.


LARGEST HOLDINGS----------------------------------------------------------------

   Concord EFS, Inc. (CEFT)                                 7.1%
   The Shaw Group Inc. (SGR)                                4.9%
   Cree, Inc. (CREE)                                        3.6%
   Home Depot, Inc. (HD)                                    3.4%
   QLogic Corporation (QLGC)                                3.3%
--------------------------------------------------------------------------------


SECTOR WEIGHTINGS---------------------------------------------------------------

   Technology                                              21.3%
   Energy                                                  12.8%
   Healthcare                                               9.4%
   Retail                                                   8.2%
   Telecommunications                                       7.3%
   Financial Services                                       5.0%
   Consumer Products                                        4.2%
   Transportation                                           2.4%
   Industrial Equipment                                     2.0%
--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE (maximum load adjusted)-----------------------------------
                                                   Capital Growth Fund
                                                          A-Shares*
   6 months                                                (7.9%)
   1 year                                                 (11.5%)
   5 years                                                 11.5%
   10 years                                                13.5%
--------------------------------------------------------------------------------
* "A" shares carry a maximum sales load of 3.5%.

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

 Shares     Description                                              Value


EQUITY SECURITIES - 94.3%

            BEVERAGES - 4.2%
  25,000    Anheuser-Busch Companies, Inc.                      $   1,137,500
  21,500    The Coca-Cola Company                                   1,310,156

            CONSTRUCTION - 4.8%
  57,000  * The Shaw Group Inc.                                     2,850,000

            DATA PROCESSING - 11.1%
  30,000  * Acxiom Corporation                                      1,168,125
  95,100  * Concord EFS, Inc.                                       4,178,456
  20,000    Electronic Data Systems Corporation                     1,155,000

            ENERGY / ENERGY RELATED - 12.8%
  19,942    Exxon Mobil Corporation                                 1,733,708
  67,500  * Gulf Island Fabrication, Inc.                           1,227,656
  20,000    Noble Affiliates, Inc.                                    920,000
  14,000  * Noble Drilling Corporation                                608,125
  50,000  * Patterson Energy, Inc.                                  1,862,500
  18,000    Santa Fe International Corporation                        577,125
  50,000  * Superior Energy Services, Inc.                            575,000

            FINANCIAL SERVICES - 5.0%
  18,000    Bank of America Corporation                               825,750
  28,000    Coastal Bancorp, Inc.                                     672,000
  24,471    Compass Bancshares, Inc.                                  584,245
  25,000    First Federal Bancshares of Arkansas, Inc.                475,000
  10,000    SouthTrust Corporation                                    406,875

            HEALTH CARE / PHARMACEUTICAL - 9.4%
  90,000  * Health Management Associates, Inc.                      1,867,500
  14,000    Merck & Co., Inc.                                       1,310,750
  33,000  * Orthodontic Centers of America Inc.                     1,031,250
  47,000  * Renal Care Group, Inc.                                  1,288,829

            INDUSTRIAL EQUIPMENT - 2.0%
  21,000    General Electric Company                                1,006,688
  20,000  * NS Group, Inc.                                            189,000

            NEWSPAPER / BROADCASTING - 1.6%
  15,000    Gannett Co., Inc.                                         945,937

            PAPER PRODUCTS - 1.0%
  40,000  * Buckeye Technologies Inc.                                 562,500



Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

  Shares      Description                                                                    Value
              REAL ESTATE INVESTMENT TRUSTS - 0.8%
  35,000      RFS Hotel Investors, Inc.                                               $    457,188

              RESTAURANT - 2.4%
  80,000    * O'Charley's, Inc.                                                          1,425,000

              RETAIL - 8.2%
  44,900    * AutoZone, Inc.                                                             1,279,650
  80,801      Dollar General Corporation                                                 1,525,119
  43,500      The Home Depot, Inc.                                                       1,987,406

              TECHNOLOGY - 21.3%
  13,000    * America Online, Inc.                                                         452,400
  27,500    * Avocent Corporation                                                          742,500
  57,000    * Cree, Inc.                                                                 2,025,284
  17,000    * Emulex Corporation                                                         1,358,938
  26,000    * Finisar Corporation                                                          754,000
  15,000    * McDATA Corporation                                                           821,250
  25,500    * Microsoft Corporation                                                      1,106,063
  25,500    * QLogic Corporation                                                         1,963,500
  62,000    * SCI Systems Inc.                                                           1,635,250
  35,000      Texas Instruments, Inc.                                                    1,658,125

              TELECOMMUNICATIONS - 7.3%
  24,000      BellSouth Corporation                                                        982,500
  32,125    * Dycom Industries, Inc.                                                     1,154,492
  24,000      SBC Communications Inc.                                                    1,146,000
  69,597    * WorldCom, Inc.                                                               978,708

              TRANSPORTATION - 2.4%
  60,000    * EGL, Inc.                                                                  1,436,250
                                                                                      ------------
              TOTAL EQUITY SECURITIES (Cost $35,202,852)                              $ 55,359,298

              * Non-Income Producing

REPURCHASE AGREEMENTS - 6.3%

              State Street Bank & Trust Company
              Dated December 29, 2000, 4.50%, to be repurchased
              at $3,721,860.00 on January 2, 2001 (Euro deposit).                     $  3,720,000
                                                                                      ------------

              Total investments (cost $38,922,852)                         100.6%       59,079,298
              Other assets and liabilities (net)                             (.6%)        (326,018)
                                                                     -----------      ------------
              Net Assets                                                   100.0%     $ 58,753,280
                                                                     ===========      ============

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

The end of 2000 marked a change in the investment environment with interest rates starting to decline and the economy showing signs of a slow down. The Financial Services sector generally acts as a safe haven during periods of slower economic growth. Deteriorating credit quality, however, becomes a concern in the second half of 2000 as several large Financial Services companies pre-announced larger loss provisions and lower earnings for the fourth quarter. This led analysts to lower estimates, which resulted in a sector volatility that diverged from the historically stable performance of Financial Services.

We are extremely pleased with the Morgan Keegan Select Financial Fund's performance thus far. The Fund's return since its inception date of August 31, 2000 through year-end 2000 is 6.9%. The fund outperformed the KBW Bank Index+ return of 1.3%.

The prospects for Financial Services look promising for 2001. After two years of lackluster performance, Financial Services have begun to sparkle. We believe we are in the midst of a period of decreasing interest rates. This environment generally signals prosperity in the Financial Services sector. Furthermore, the negativity associated with lower earnings estimates has dissipated, thus allowing for a more stable market environment. Also, the appreciation of many of the larger regional holding companies' stock valuations leaves them well positioned to begin strategic acquisitions. We will invest in solid Financial Services companies of all sizes located in promising growth markets while continuing to emphasize the selection of smaller community banks. With the Fund's asset allocation and continued market improvement, we expect strong performance in 2001.


PORTFOLIO MANAGER---------------------------------------------------------------

                                 W. James Stokes

--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE (non-load adjusted)---------------------------------------

                                Financial  Financial    Financial
                                   Fund       Fund         Fund        KBW
                                 A-Shares   C-Shares     I-Shares   Bank Index

   Inception (8/31/00)              6.9%       6.7%         7.0%       1.3%

--------------------------------------------------------------------------------



Refer to Index Descriptions on page 24.

--------------------------------------------------------------------------------
                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS------------------------------------------------------------

   Net Asset Value                                  $ 10.69*
   Net Assets                                       $   9.8 million
   Average Market Capitalization                    $  25.7 billion
   Median Market Capitalization                     $   9.8 billion
   Percent Invested                                    78.7%

--------------------------------------------------------------------------------
   * "A" shares only.


LARGEST HOLDINGS----------------------------------------------------------------

   Bank of America Corporation (BAC)                           5.8%
   Wells Fargo & Company (WFC)                                 5.4%
   SouthTrust Corporation (SOTR)                               5.0%
   Citigroup Inc. (C)                                          4.6%
   National Commerce Bancorporation (NCBC)                     4.0%

--------------------------------------------------------------------------------


SECTOR WEIGHTINGS---------------------------------------------------------------

   Large Capitalization Banks                                 40.3%
   Mid Capitalization Banks                                   23.9%
   Cash                                                       21.7%
   Small Capitalization Banks                                  8.7%
   Specialty Financial Services Companies                      5.8%

--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE (maximum load adjusted)-----------------------------------

                                       Financial            Financial
                                         Fund                 Fund
                                       A-Shares*            C-Shares**

   Inception(8/31/00)                     1.8%                 4.1%

--------------------------------------------------------------------------------
   *  "A" shares carry a maximum sales load of 4.75%.
   ** "C" shares carry a maximum sales load of 1.5% and a 1% CDSC that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is both load and CDSC adjusted.

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                      Morgan Keegan Select Financial Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

  Shares      Description                                                Value

EQUITY SECURITIES - 78.7%

              BANKS - 74.8%
      7,500   AmSouth Bancorporation                                $   114,375
     12,500   Bank Of America Corporation                               573,438
      8,000   BB&T Corporation                                          298,500
     11,000   Boston Private Financial Holdings, Inc.                   218,625
      8,800   Citigroup Inc.                                            449,350
      3,000   Centura Banks, Inc.                                       144,750
      9,000   Compass Bancshares, Inc.                                  214,875
     13,000   Community Financial Group, Inc.                           146,250
     30,000   Cardinal Financial Corporation                            101,250
      7,500   Cullen/Frost Bankers, Inc.                                313,594
      4,300   J.P. Morgan Chase & Company                               195,381
      4,500   FleetBoston Financial Corporation                         169,031
      3,500   Fifth Third Bancorp                                       209,125
     11,000   First Sterling Banks                                      136,813
     10,500   Firstar Corporation                                       244,125
     12,000   First Union Corporation                                   333,750
      5,000   MBNA Corporation                                          184,687
      4,000   Mellon Financial Corporation                              196,750
     16,000   National Commerce Bancorporation                          396,000
      7,500   National City Corporation                                 215,625
      5,500   Bank One Corporation                                      201,438
      3,500   The PNC Financial Services Group, Inc.                    255,719
      1,500   Republic Bancshares, Inc.                                  13,875
      7,500   Regions Financial Corporation                             204,844
     12,000   Sterling Bancshares, Inc.                                 237,000
      5,000   Silicon Valley Bancshares                                 172,812
     12,000   SouthTrust Corporation                                    488,250
      2,500   SunTrust Banks, Inc.                                      157,500
      4,000   Wachovia Corporation                                      232,500
      9,500   Wells Fargo & Company                                     529,031

              CREDIT SERVICES - 2.4%
     13,000 * CompuCredit Corporation                                   235,625

              INSURANCE - 1.5%
      2,000   Jefferson-Pilot Corporation                               149,500
                                                                    -----------
              TOTAL EQUITY SECURITIES (Cost $7,167,968)             $ 7,734,388

            * Non-Income Producing

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                      Morgan Keegan Select Financial Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 21.7%
   State Street Bank & Trust Company
   Dated December 29, 2000, 4.50%, to be repurchased
   at $2,250,843.75 on January 2, 2001 (Euro deposit).                   $ 2,135,000
                                                                         -----------

   Total investments (cost $9,302,968)                          100.4%     9,869,388
   Other assets and liabilities (net)                            (0.4%)      (44,437)
                                                          -----------    -----------
   Net Assets                                                   100.0%   $ 9,824,951
                                                          ===========    ===========


Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                  Morgan Keegan Select Intermediate Bond Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

The year 2000 was a memorable one for fixed-income investors. In general, bond markets performed quite well, even outpacing the stock markets. It was long-term Treasury securities, however, that produced the best returns. In 2000, Treasuries returned 13.5%, while investment-grade corporates finished well behind at 9.4%.* Only once in the last 80 years have Treasuries so soundly beaten corporate bonds in total return without the help of a recession.

A number of factors combined to create such unusual market conditions. First, in an attempt to pre-empt inflation, the Federal Reserve raised interest rates 100 basis points after having already raised rates 75 basis points in the final six months of 1999. These increases burst the technology bubble, and by mid-April, the NASDAQ+ was down roughly 34% from its high one month earlier. Then in the third quarter, energy prices spiked, heightening recession fears and hurting corporate profitability. Finally, the Treasury continued its debt buyback, increasing Treasuries' appeal relative to other types of fixed-income instruments.

Despite a tumultuous year, the Morgan Keegan Select Intermediate Bond Fund performed well. For the full year, the Fund's total return came in at 12.5%. For the six-month period ending December 31, return totaled 7.7%. By comparison the Lehman Brothers Intermediate Aggregate Index+ returned 10.6% for the year and 7.0% for the six months ending December 31. In addition, the Fund's assets grew by almost 58% for the year.

We are quite pleased with the Fund's performance and believe we are well positioned for another good year. Our diversification across multiple asset classes and our "value" orientation made the difference in our performance over the last six- and twelve-month periods. Given the quality of the Fund's portfolio, and the likelihood that interest rates will continue to fall, we believe 2001 should be another good year for investment-grade, fixed-income securities.


PORTFOLIO MANAGER---------------------------------------------------------------

                            James C. Kelsoe, Jr., CFA

--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE (non-load adjusted)---------------------------------------

                   Intermediate  Intermediate Intermediate Lehman Brothers
                    Bond Fund     Bond Fund    Bond Fund    Intermediate
                    A-Shares      C-Shares     I-Shares      Aggregate

6 Months               7.7%         7.5%         7.9%            7.0%
1 Year                12.5%        12.1%        12.9%            10.6%
Inception              8.0%         7.6%         8.3%            6.3%

--------------------------------------------------------------------------------

* Returns provided by Lehman Brothers Inc.
+ Refer to Index Descriptions on page 24.

--------------------------------------------------------------------------------
                  Morgan Keegan Select Intermediate Bond Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------


PORTFOLIO STATISTICS

   Net Asset Value at 12/31/99                       $ 9.67*
   Net Asset Value at 12/31/00                       $10.12*
   Average Yield to Maturity                           7.9%
   Average Maturity                                    9.8 years
   Average Coupon                                      7.5%
   Average Duration                                    5.5 years
   Average Credit Quality                              A-
   Number of Issues                                    52
   2000 A Share Dividend                              $0.71
   2000 C Share Dividend                              $0.67

   * "A" shares only.


LARGEST HOLDINGS

   Compass Loan 9.875%                                 3.7%
   GMACC 1997-C2 B                                     3.5%
   ACLB 1999-2 D                                       3.1%
   Keystone 1998-P2 B1                                 3.1%
   Washington REIT                                     2.9%


ASSET ALLOCATION*

   Home Equity Loans                                  34.3%
   Corporate Bonds                                    25.2%
   CMBS                                               10.6%
   Cash                                                7.3%
   Preferred Stock                                     6.5%
   Manuf. Housing Loans                                6.1%
   Business Loans                                      5.7%
   Other                                               4.1%

   * Numbers may not add to 100% due to rounding.


PORTFOLIO PERFORMANCE (maximum load adjusted)

                                     Intermediate Intermediate
                                      Bond Fund     Bond Fund
                                      A-Shares*     C-Shares**
   6 months                              5.5%          6.4%
   1 year                               10.2%         11.0%
   Inception                             6.8%          7.6%***

   *   "A" shares carry a maximum sales load of 2%.
   ** "C" shares carry a 1% CDSC that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is CDSC adjusted.
   *** Inception performance is greater than one year and therefore does not include the 1% CDSC.

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                  Morgan Keegan Select Intermediate Bond Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

                                                                 S & P
Principal                                                        Rating               Market
 Amount     Description                                       (Unaudited)  Cost      Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 59.2%

            Commercial Loans - 10.6%
  100,000   Comm 1999-1 F, 7.239% 10/15/08                         A     $   92,431   $   96,118
  345,000   Deutsche Mtg. & Asset
            1998-C1 C, 6.861% 3/15/08                              A        340,321      339,773
  300,000   GMACC 1997-C1 A3, 6.869% 8/15/07                       A        306,295      307,653
  600,000   GMACC 1997-C2 B, 6.703% 12/15/07                       AA       546,395      600,600
  500,000   Merrill Lynch Mtge 1998-C1 A3, 6.72% 11/15/26          AAA      463,526      476,265
                                                                         -----------------------
                                                                         $1,748,968   $1,820,409
                                                                         -----------------------
            Equipment Leases - 0.5%
   97,914   ABFS Equipment Trust
            1998-A A, 6.1% 10/15/05 (a)                            AAA       93,030       93,019

            Home Equity Loans (High Loan-To-Value) - 19.1%
  100,000   Cityscape Home Equity 1997-3 B, 8.17% 7/25/18          BBB+      91,620       97,064
  500,000   Cityscape Home Equity
            1997-4 M2, 7.71% 10/25/18                              A        470,259      498,275
  399,709   Empire Funding 1998-1 M2, 7.43% 6/25/2024              A        371,880      390,804
  244,822   Empire Funding 1998-1 B1, 8.56% 6/25/24                BBB      204,553      220,531
  300,000   Empire Funding 1998-2 B1, 9.03% 6/25/24                BBB      242,806      270,234
  245,908   First Plus Home Loan 1997-2 M2, 7.59% 4/10/23          A        235,044      244,959
  491,816   First Plus Home Loan 1997-2 B1, 7.93% 4/10/23          BBB      444,610      471,283
  300,000   First Plus Home Loan 1998-2 M2, 7.51% 5/10/24          AAA      276,140      297,357
  300,000   First Plus Home Loan
            1998-1 B1, 7.63% 1/10/24 (a)                           BBB      245,104      279,546
  230,000   Impac Secured Assets 1998-1 M2, 7.77% 7/25/25          A        214,907      226,368
  300,000   PSB Lending 1997-3 M2, 7.63% 2/20/24                   A        275,371      297,342
                                                                         -----------------------
                                                                         $3,072,294   $3,293,763
                                                                         -----------------------

            Home Equity Loans (Non-High Loan-To-Value) - 8.9%
  246,991   Amresco Residential 1997-2 M1F, 7.43% 6/25/27          AA       236,046      247,690
  288,156   Amresco Residential 1997-2 M2F, 7.665% 6/25/27         A+       273,032      287,343
  100,000   EQCC Home Equity 1999-3 A5F, 7.638% 8/25/30            AAA       92,861      100,596
  500,000   Green Tree Home Loan
            1999-A B1, 8.97% 11/15/27                              BBB      482,608      493,200
  400,000   The Money Store, 7.495% 5/15/30                        A        372,063      395,408
                                                                         -----------------------
                                                                         $1,456,610   $1,524,237
                                                                         -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                  Morgan Keegan Select Intermediate Bond Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

                                                             S & P
Principal                                                   Rating                     Market
Amount     Description                                    (Unaudited)        Cost     Value (b)

           Home Improvement Loans - 6.6%
   45,000  Green Tree Home Improvement
           1998-E HEA4, 6.62% 7/15/27                        AAA         $   42,301  $    42,335
  350,000  Green Tree Home Improvement
           1998-E HEM2, 7.27% 6/15/28                        A+             328,676      340,960
  600,000  Keystone Owner Trust
           1998-P2 B1, 8.5% 1/25/29 (a)                      BBB-           490,548      528,666
  253,639  Mego Mortgage 1997-3 CTFS, 8.01% 8/25/23          BBB            212,401      225,678
                                                                         -----------------------
                                                                         $1,073,926  $ 1,137,639
                                                                         -----------------------

           Legal Settlements - 1.1%
  185,615  Structured Settlements
           1999-A A, 7.25% 12/20/15 (a)                      A              173,245      184,724

           Manufactured Housing Loans - 6.1%
  340,000  BankAmerica Manufactured Housing
           1997-1 A9, 7.015% 1/10/28                         AA             317,697      316,771
  200,000  Green Tree Fin. Corporation
           1997-4 B1, 7.23% 2/15/29                          BBB+           191,645      186,140
  500,000  Oakwood Mtge 1997-B B1, 7.75% 8/15/27             BBB            365,222      375,535
  200,000  UCFC Manufactured Housing
           1996-1 M, 7.9% 1/15/28                            A              187,138      179,792
                                                                         -----------------------
                                                                         $1,061,702  $ 1,058,238
                                                                         -----------------------

           Small Business Loans - 5.8%
  499,969  ACLC Business Trust 1999-2, 9.35% 1/15/21 (a)     A              490,096      533,347
  520,000  FMAC Loan Receivables
           1998-A B, 6.83% 9/15/20 (a)                       AA             453,535      457,210
                                                                         -----------------------
                                                                         $  943,631  $   990,557
                                                                         -----------------------

           Student Loans - 0.5%
   83,938  Banc One Student Loan
           1994-A A2, 6.92% 10/25/16                         AAA             79,088       87,872
                                                                         -----------------------
                                                                         $9,702,494  $10,190,458
                                                                         -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                  Morgan Keegan Select Intermediate Bond Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

                                                               S & P
Principal                                                      Rating                     Market
Amount      Description                                      (Unaudited)      Cost       Value (b)
CORPORATE BONDS - INVESTMENT GRADE - 25.2%

            Automobile Rental - 2.4%
  320,000   Hertz Corp, 7.625% Bond 8/15/07                     A-         $  318,464   $  329,422
   75,000   Ryder System, 9.875% Bond 5/15/17                   BBB            79,669       80,415
                                                                           -----------------------
                                                                           $  398,133   $  409,837
                                                                           -----------------------

            Financial - 5.7%
   450,000  CIT Capital Trust, 7.7% Bond 2/15/27                A-            389,455      381,520
   145,000  Ford Motor Credit, 7.375% Bond 10/28/09             A             142,724      146,035
   250,000  Household Finance, 8.0% Bond 7/15/10                A             249,212      264,290
   200,000  Provident Companies Inc., 6.375% Bond 7/15/05       BBB+          198,776      191,588
                                                                           -----------------------
                                                                           $  980,167   $  983,433
                                                                           -----------------------

            Food - 1.4%
   300,000  Tyson Foods, 7.0% Bond 5/1/18                       A-            262,133      246,336

            Insurance - 2.7%
   100,000  Anthem Insurance, 9.0% Bond 4/01/27 (a)             BBB+           82,501       86,245
   130,000  Anthem Insurance, 9.125% Bond 4/01/10 (a)           BBB+          119,544      127,709
   270,000  TransAmerica Capital II, 7.65% Bond 12/1/26 (a)     A             231,209      247,028
                                                                           -----------------------
                                                                           $  433,254   $  460,982
                                                                           -----------------------

            Machinery - 1.7%
   300,000  Thermo Electron Corp., 7.625% Bond 10/30/08         A             283,431      292,119

            REITS - 4.7%
   300,000  New Plan Realty, 6.80% Bond 5/15/02                 A             296,976      297,759
   600,000  Washington REIT, 7.25% Bond 2/25/28                 A-            499,947      506,685
                                                                           -----------------------
                                                                           $  796,923   $  804,444
                                                                           -----------------------

            Retail - Auto Parts - 1.9%
   360,000  Autozone, 6.00% Bond 11/01/03                       A             352,029      334,383

            Special Purpose Entity - 2.9%
   500,000  Deutsche Bank Capital Funding,
            7.872% Bond 12/29/49 (a)                            AA            500,000      495,750

            Telecommunications - 1.2%
   250,000  Metronet Communications, Bond 6/15/08
            (Zero coupon through 6/15/03, thereafter 9.95%)     BBB           202,032      211,250

            Transportation - 0.6%
   100,000  US Freightways, 6.50% Bond 5/01/09                  A              99,304       96,381
                                                                           -----------------------
                                                                           $4,307,406   $4,334,915
                                                                           -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                  MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                            Schedule of Investments
                               December 31, 2000
--------------------------------------------------------------------------------

                                                            S & P
Principal                                                   Rating                         Market
Amount     Description                                    (Unaudited)       Cost          Value (b)
MORTGAGE BACKED SECURITIES - 1.8%

           Collateralized Mortgage Obligation
  335,065  Structured Asset 1998-12 A6, 8.749% 2/25/29        AAA       $   298,521      $   315,451


PREFERRED STOCKS - 6.5%

      750 Compass Loan Holdings(a)                                          636,491          636,492
      500 First Realty L.L.C.(a)                                            457,475          481,813
                                                                        ----------------------------
                                                                        $ 1,093,966      $ 1,118,305
                                                                        ----------------------------

REPURCHASE AGREEMENTS - 7.3%

          State Street Bank & Trust Company
          Dated December29, 2000, 4.5%,
          to be repurchased at $ 1,255,627.50
          on January 2, 2001 (Euro deposit).                            $ 1,255,000      $ 1,255,000
                                                                        ----------------------------
                                                                        $16,657,387      $17,214,129
                                                                        ============================

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------

The year 2000 was a thrilling one for the Morgan Keegan Select High Income Fund. The Fund turned in excellent performance, experienced spectacular asset growth and earned top rankings in its investment category. All of this came against the backdrop of a dismal year for high-yield bonds in general.

The year began with "junk debt" posting negative returns for the first quarter. At the same time, equity markets were rising to breathtaking heights, sapping demand for fixed-income securities. In addition, the Fed was in the midst of a series of rate hikes, which significantly increased the credit risk of companies issuing below-investment-grade debt.

In April, these market trends swung about full force. The equity markets plunged in value, and it appeared that investors might move into higher-yielding debt to replace the returns lost in equities. That, however, did not come to pass. In the second half of the year, energy prices soared, and corporate profitability began to fade. By the fourth quarter, talk of a recession became commonplace. Not surprisingly, investors fled from junk debt, as corporate defaults reached levels not seen since the 1990-91 recession.

Fortunately, the Morgan Keegan Select High Income Fund weathered the storm well. At year-end it had tallied a 12-month total return of 17.1%, and 9.0% for the six months ending December 31. The Lehman Brothers BB High Yield Index+ returned only 4.1% for the year and 3.2% for the last six months.

We are also pleased with the asset growth and NAV stability the Fund experienced in 2000. By year-end, assets had increased more than 120% from the year before, with roughly 55% of that growth coming in the second half of the year. In addition, the NAV actually increased over the course of the year.

Looking back at 2000, we believe there were three keys to the Fund's performance: its diverse holdings, value style and BB credit-rating focus. By investing in a variety of oversold securities, the Fund was able to produce exceptional returns. With these portfolio characteristics firmly in place at year-end, we believe 2001 should prove a successful one as well.


PORTFOLIO MANAGER---------------------------------------------------------------

                            James C. Kelsoe, Jr., CFA

--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE (non-load adjusted)---------------------------------------

                        High        High        High
                     Income Fund Income Fund Income Fund Lehman Brothers
                      A-Shares    C-Shares    I-Shares    BB High Yield

6 Months                 9.0%        8.8%        9.2%        3.2%
1 Year                  17.1%       16.5%       17.4%        4.1%
Inception               13.3%       12.7%       13.5%        2.9%

--------------------------------------------------------------------------------
+Refer to Index Descriptions on page 24.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                              Portfolio Commentary
                                December 31, 2000
--------------------------------------------------------------------------------


PORTFOLIO STATISTICS------------------------------------------------------------

   Net Asset Value at 12/31/99                     $ 9.83*
   Net Asset Value at 12/31/00                     $10.26*
   Average Yield to Maturity                         11.6%
   Average Maturity                                   8.4 years
   Average Coupon                                     7.5%
   Average Duration                                   4.2 years
   Average Credit Quality                             BB+
   Number of Issues                                    77
   2000 A Share Dividend                             $1.15
   2000 C Share Dividend                             $1.10

--------------------------------------------------------------------------------
   * "A" shares only.


LARGEST HOLDINGS----------------------------------------------------------------

   Empire Funding 1998-2 B1                            5.3%
   First Plus 1998-1 B2                                3.7%
   Pegasus Aviation 2000-1 D1                          3.7%
   Master Financial 1998-2 B2                          3.5%
   Mego Mortgage 1997-3 CTFS                           2.9%

--------------------------------------------------------------------------------

ASSET ALLOCATION----------------------------------------------------------------

   Home Equity Loans                                  34.2%
   Corporate Bonds                                    17.3%
   CMO's                                              13.8%
   Equip. Lease Receivables                            8.2%
   Cash                                                5.9%
   Convertible Bonds                                   5.9%
   Common Stock                                        4.5%
   Preferred Stock                                     3.8%
   Manuf. Housing Loans                                2.9%
   CMBS                                                2.3%
   Convertible Preferred Stock                         0.6%
   CDO                                                 0.4%

--------------------------------------------------------------------------------
   * Numbers may not add to 100% due to rounding.


PORTFOLIO PERFORMANCE (maximum load adjusted)-----------------------------------

                                       High             High
                                    Income Fund     Income Fund
                                     A-Shares*       C-Shares**

   6 months                            6.3%            7.7%
   1 year                             14.1%           15.3%
   Inception                          11.6%           12.7%***

--------------------------------------------------------------------------------
   * "A" shares carry a maximum sales load of 2.5%. Performances shown above are load adjusted.
   ** "C" shares carry a 1% CDSC that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is CDSC adjusted
   *** Inception performance is greater than one year and therefore does not include the 1% CDSC.

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

                                                                  S & P
Principal                                                         Rating                 Market
Amount      Description                                        (Unaudited)   Cost       Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 20.4%

            Commercial Loans - 0.3%
  100,000   Comm 1999-1 F, 7.239% 10/15/08                     BBB-       $   92,431   $   96,118

            Home Equity Loans (High Loan-To-Value) - 11.7%
  500,000   Cityscape Home Equity Trust
            1997-3 B, 8.17% 7/25/18                            BBB+          459,225      485,320
  569,584   Empire Funding 1998-1 B1, 8.56% 6/25/24            BBB           483,067      513,071
1,788,750   Empire Funding 1998-2 B1, 9.03% 6/25/24            BBB-        1,448,311    1,611,270
  343,203   First Plus Home Loan
            1997-3 B1, 7.79% 11/10/23                          BBB           316,706      327,683
  460,000   First Plus Home Loan
            1997-4 B1, 7.69% 9/11/23 (a)                       BBB           383,465      431,954
  200,000   First Plus Home Loan
            1998-1 B1, 7.63% 1/10/24 (a)                       BBB           163,400      186,364
                                                                          -----------------------
                                                                          $3,254,174   $3,555,662
                                                                          -----------------------

            Home Improvement Loans - 5.5%
  900,000   Keystone Owner Trust
            1998-P2 B1, 8.50% 1/25/29 (a)                      BBB-          730,274      792,999
1,000,000   Mego Mortgage 1997-3 CTFS, 8.01% 8/25/23           BBB           831,339      889,760
                                                                          -----------------------
                                                                          $1,561,613   $1,682,759
                                                                          -----------------------

            Manufactured Housing Loans - 2.9%
  125,000   Green Tree Fin. Corporation
            1997-4 B1, 7.23% 2/15/29                           BBB+          119,779      116,338
1,000,000   Oakwood Mtge 1997-B B1, 7.75% 8/15/27              BBB           730,444      751,070
                                                                          -----------------------
                                                                          $  850,223   $  867,408
                                                                          -----------------------
                                                                          $5,758,441   $6,201,947
                                                                          -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

                                                                S & P
Principal                                                      Rating                 Market
Amount      Description                                      (Unaudited)  Cost      Value (b)
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 28.9%

            Collateralized Bond Obligation - 2.1%
  400,000   BEA CBO LTD
            1998-1A B, 7.56% 6/15/10 (a)                     BB+        $  131,160   $  124,000
  500,000   Seneca CBO LTD 3A PS, 0.0% 12/12/12 (a)          Non-rated     496,253      496,250
                                                                        -----------------------
                                                                        $  627,413   $  620,250
                                                                        -----------------------

            Commercial Loans - 2.0%
1,000,000   CS First Boston Mtge
            1998-C1, 6.0% 5/17/40 (a)                        BB            596,459      617,280

            Equipment Leases - 5.6%
1,000,000   Pegasus Aviation Lease
            1999-1A D1, 5.878% 3/25/29 (a)                   BB            545,867      590,600
1,480,043   Pegasus Aviation Lease
            2000-1 D1, 8.42% 3/25/30 (a)                     BB          1,053,419    1,118,365
                                                                        -----------------------
                                                                        $1,599,286   $1,708,965
                                                                        -----------------------

            Home Equity Loans (High Loan-To-Value) - 16.8%
1,600,000   Empire Funding 1997-3 B2, 8.69% 4/25/23          BB            701,992      785,248
  925,000   First Plus Home Loan
            1997-4 B2, 8.52% 9/11/23 (a)                     BB            526,712      713,092
1,500,000   First Plus Home Loan
            1998-1 B2, 8.02% 1/10/24 (a)                     BB            892,886    1,117,980
1,000,000   First Plus Home Loan
            1998-3 B2, 8.08% 5/10/24 (a)                     Non-rated     600,717      739,880
1,000,000   Impac Secured Assets
            1998-1 B1, 8.95% 7/25/25                         BB            681,066      701,790
1,500,000   Master Fin Asset Trust
            1998-2 B2, 10.02% 9/20/24                        BB            946,066    1,064,475
                                                                        -----------------------
                                                                        $4,349,439   $5,122,465
                                                                        -----------------------

            Recreational Equipment - 2.4%
  887,124   Green Tree Recreational Equipment
            1997-B B, 6.88% 7/15/28                          B-            660,865      741,583
                                                                        -----------------------
                                                                        $ 7,833,46   $8,810,543
                                                                        -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                            Schedule of Investments
                               December 31, 2000
--------------------------------------------------------------------------------

                                                    S & P
Principal                                          Rating                      Market
Amount      Description                          (Unaudited)        Cost      Value (b)

CORPORATE BONDS - INVESTMENT GRADE - 9.2%

            Banks - 1.6%
  500,000   Colonial Bank, 8.0% Bond 3/15/09        BBB-        $  483,425  $   483,008
            Insurance - 1.8%
  650,000   Anthem Insurance, 9.0% Bond 4/01/27 (a) BBB+           541,497      560,594
            Medical - Hospitals - 3.2%
  600,000   Health Care REIT, 7.625% Bond 3/15/08   BBB-           512,962      524,862
  500,000   Healthsouth, 3.25% Bond 4/01/03         BBB-           421,527      444,375
                                                                -----------------------
                                                                $  934,489  $   969,237
                                                                -----------------------

            Machinery - 0.6%
  175,000   Thermo Electron, 4.25% Bond 1/01/03 (a) BBB            152,368      174,563

            Pharmacy Services - 1.3%
  500,000   Omnicare, 5.0% Bond 12/01/07            BBB-           352,223      407,500

            REITS - 0.3%
  100,000   Washington REIT, 7.25% Bond 2/25/28     A-              84,427       84,448

            Waste Disposal - 0.4%
  125,000   WMX Technologies, 7.1% Bond 8/01/26     BBB            113,522      123,196
                                                                -----------------------
                                                                $ 2,661,95  $ 2,802,546
                                                                -----------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 13.1%

            Automobile/Equipment Rental - 0.7%
  300,000   United Rentals, 9.25% Bond 1/15/09      BB-            283,434      228,750

            Containers - Metal/Glass - 0.9%
  500,000   Owens-Ill. Inc., 8.10% Bond 5/15/07     BB+            490,557      271,250

            Human Resource Management - 1.7%
  750,000   Interim Services, 4.5% Bond 6/01/05     BB+            539,532      503,910

            Insurance - 2.1%
  900,000   Vesta Insurance Group, 8.75% Bond       B+             576,455      629,019
            7/15/25

            Medical - Hospitals - 0.8%
  250,000   Tenet Healthcare, 8.0% Bond 1/15/05     BB+            246,372      253,750

            Retail - Petroleum Products - 0.5%
  300,000   Clark USA Inc., 10.875% Bond 12/01/05   B+             281,760      156,750

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                            Schedule of Investments
                               December 31, 2000
--------------------------------------------------------------------------------

                                                    S & P
Principal                                          Rating                      Market
Amount      Description                          (Unaudited)        Cost      Value (b)

             Telecommunications - 5.8%
  390,000    AMSC Acquisition, 12.25% Bond 4/01/08  B-          $  331,038  $   145,275
  500,000    Crown Castle, Bond 5/15/11 ( Zero
             coupon
             through 5/15/04, thereafter 10.375%)   B              328,378      333,750
  300,000    Global Crossing, 9.625% Bond 5/15/08   BB+            310,887      282,750
  600,000    Level 3 Communications, Bond 12/01/08
             (Zero coupon through 12/01/2003,       B
             thereafter 10.50%)                                    397,846      325,500
  500,000    Nextel Communications, 9.75% Bond      B
             10/31/07                                              392,100      371,250
  300,000    QWest Communications, 7.25% Bond       BB+
             11/01/08                                              291,630      301,656
                                                                -----------------------
                                                                $ 2,051,87  $ 1,760,181
                                                                -----------------------

             Textiles - 0.6%
  250,000    Westpoint Stevens, 7.875%
             Bond 6/15/08 BB                                       245,269      180,625
                                                                -----------------------
                                                                $ 4,715,25  $ 3,984,235
                                                                -----------------------

MORTGAGE BACKED SECURITIES - 13.8%

             Collateralized Mortgage Obligation
  180,936    Chase Mtge Fin Corp
             1999-S7 B5, 6.25% 6/25/14 (a)          Non-rated       58,661       55,518
2,999,049    Countrywide Home Loan
             2000-5 B5, 7.75% 10/25/30 (a)          Non-rated      759,654      793,848
  236,601    GE Capital Mtge Services
             1998-26 B5, 6.25% 2/25/14 (a)          Non-rated       74,775       73,940
  398,922    Hanover SPC-2, 6.25% 10/01/14 (a)      BB             345,608      361,608
  627,607    Mellon Residential
             1999-TBC1 B6, 6.43% 1/25/29 (a)        Non-rated      197,537      192,336
1,357,808    Mellon Residential
             1999-TBC2 B6, 6.68% 7/25/29 (a)        Non-rated      429,991      408,578
  616,802    Mellon Residential
             1999-TBC3 B6, 7.33% 10/20/29 (a)       Non-rated      195,295      188,470
1,122,306    Mellon Residential
             2000-TBC1 B6, 6.92% 3/25/30 (a)        Non-rated      355,243      356,130
1,820,781    Mellon Residential
             2000-TBC2 B6, 7.37% 6/15/30 (a)        Non-rated      612,314      585,818
  623,435    Norwest Asset Corp
             1999-5 B6, 6.25% 3/25/14 (a)           Non-rated      206,180      197,635
  421,433    Norwest Asset Corp 1999-15 B6,
             6.25% 6/25/14 (subordinated class) (a) Non-rated      137,928      132,654
  140,605    PNC Mtge 1999-1 2B5, 6.25% 2/25/14 (a) B               89,065       92,657
  191,212    Residential Funding
             2000-S8 B3, 7.25% 6/25/15              Non-rated       56,496       57,811
  266,531    Wells Fargo Mortgage
             2000-3 B6, 7.25% 8/25/15 (a)           Non-rated       78,704       79,482
  765,973    CS First Boston Mtg.
             1998-1 B2, 6.75% 9/25/28 (subordinated BB             601,092      625,111
             class)
                                                                -----------------------
                                                                $ 4,198,54  $ 4,201,596
                                                                -----------------------

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                     Morgan Keegan Select High Income Fund
                             Schedule of Investments
                                December 31, 2000
--------------------------------------------------------------------------------

Shares      Description                                         Cost       Market
                                                                           Value (b)

COMMON STOCKS - 4.5%

 5,500   *  Crown Castle International Corporation        $        66,175  $      54,125
 5,000   *  Global Crossing                                       124,499         71,563
15,000   *  Healthsouth Corporation                                77,630        244,688
 8,000      Health Care REIT, Inc.                                137,985        130,000
 1,000   *  Level 3 Communications, Inc.                           74,575         32,812
 2,500   *  Nasdaq 100 Trust                                      192,047        145,937
 3,000   *  Nextel Communications, Inc.                           151,969         74,250
 1,500   *  QWest Communications International Inc.                56,768         61,500
12,000      RFS Hotel Investors, Inc.                             134,205        156,750
 9,000      Star Gas Partners, L.P.                               146,992        157,500
 3,700      Storage USA, Inc.                                      99,812        117,475
 4,000   *  United Rentals, Inc.                                   64,175         53,750
15,000      Vesta Insurance Group, Inc.                            73,713         76,875
*Non-Income Producing                                     ------------------------------
                                                          $     1,400,545  $   1,377,225
                                                          ------------------------------

PREFERRED STOCKS - 4.2%

 5,500      Colonial Properties Trust                     $        94,050  $     114,125
   750      Compass Loan Holdings (a)                             636,491        636,491
 7,000      General Growth Properties, Inc.                       151,357        171,500
10,000      Health Care Property Investors, Inc.                  168,100        183,750
 8,000      Sovran Self Storage, Inc.                             152,480        169,500
                                                          ------------------------------
                                                          $     1,202,478  $   1,275,366
                                                          ------------------------------

REPURCHASE AGREEMENTS - 5.9%

            State Street Bank & Trust Company Dated
            December 29, 2000, 4.5%, to be
            repurchased at $ 1,800,900.00 on
            January 2, 2001 (Euro deposit).               $     1,800,000  $   1,800,000
                                                          ------------------------------
                                                          $     29,570,67  $  30,453,458
                                                          ==============================

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc. (the investment advisor for each Fund).
(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

Securities mentioned in this report may or may not be currently owned by the Fund. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                              Index Descriptions+
--------------------------------------------------------------------------------

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

KBW Bank Index is a capitalization-weighted index consisting of 24 exchange-listed and National Market System stocks, representing national money center banks and leading regional institutions. The index is intended to reflect the evolving financial sector and was developed with a base value of 195 as of October 21, 1991.

Dow Jones Industrial Average is a price weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Brothers Intermediate Aggregate covers the intermediate U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lehman Brothers BB High Yield Index covers the universe of BB fixed rate, noninvestment grade debt. The index was first introduced in January 1986 and historical data are available since January 1983. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The index was developed with a base level of 100 as of February 5, 1971.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                     Statements of Assets and Liabilities
                               December 31, 2000
--------------------------------------------------------------------------------

ASSETS:

     Investments, in securities as detailed in the accompanying schedules at market (cost $38,922,852, $9,302,968,
       $16,657,387 and $29,570,678 respectively)
     Cash on deposit with custodian
     Dividends and interest receivable
     Receivable for fund shares sold
     Receivable for securities sold
     Other assets
     Due from affiliates
       TOTAL ASSETS

LIABILITIES:

     Accrued expenses
     Due to affiliates
     Payable for fund shares redeemed
     Payable for securities purchased
     Distributions payable
       TOTAL LIABILITIES
         NET ASSETS

NET ASSETS consist of:

     Net unrealized appreciation (depreciation) of investments
     Additional paid-in capital
     Par value
     Accumulated net realized gain (loss) on investments
         NET ASSETS


SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:

     Class A shares
       Net Assets
       Shares outstanding
       Net Asset Value per share
     Class C shares
       Net Assets
       Shares outstanding
       Net Asset Value per share
     Class I shares
       Net Assets
       Shares outstanding
       Net Asset Value per share

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                     Statements of Assets and Liabilities
                               December 31, 2000
--------------------------------------------------------------------------------

  Capital Growth         Financial         Intermediate         High Income
       Fund                Fund             Bond Fund              Fund

  $   59,079,298      $    9,869,388      $   17,214,129     $      30,453,458

           4,855               2,005               1,023                   557
          20,354              15,903             163,269               416,067
              48              16,000                   -                72,672
          98,127                   -                   -                     -
          16,113                   -                   -                     -
               -                   -              13,318                 6,077
  --------------      --------------      --------------     -----------------
      59,218,795           9,903,296          17,391,739            30,948,831

          58,784              24,790              12,164                 7,124
         225,793              31,780              26,040                71,340
         180,938                   -                   -                     -
               -              21,775                   -                     -
               -                   -              87,528               276,952
  --------------      --------------      --------------     -----------------
         465,515              78,345             125,732               355,416
  --------------      --------------      --------------     -----------------
  $   58,753,280      $    9,824,951      $   17,266,007     $      30,593,415
  ==============      ==============      ==============     =================

      20,156,446             566,420             556,742               882,780
      36,668,501           9,158,832          16,917,306            29,968,165
           2,684               6,286                   -                     -
       1,925,649              93,413            (208,041)             (257,530)
  --------------      --------------      --------------     -----------------
  $   58,753,280      $    9,824,951      $   17,266,007     $      30,593,415
  ==============      ==============      ==============     =================

  $   58,753,280      $    7,036,422      $    7,153,692     $      11,779,360
       2,684,312             658,344             706,722             1,148,142
          $21.89              $10.69              $10.12                $10.26

               -      $    1,780,736      $    5,579,374     $      10,086,783
               -             166,877             551,082               983,212
               -              $10.67              $10.12                $10.26

               -      $    1,007,793      $    4,532,941     $       8,727,272
               -              94,159             447,701               850,731
               -              $10.70              $10.13                $10.26

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                           Statements of Operations
                  For the six months ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:

     Interest
     Dividends

EXPENSES:

     Management fee
     Distribution fee
     Legal fees
     Audit
     Accounting and transfer agent fees
     Custodian costs
     Registration fees
     Directors fees
     Other
     Less: Fee waiver and reimbursement from Advisor in excess of limitation

NET INVESTMENT INCOME (LOSS)

Realized and Unrealized Gains (Losses) on Investments:
     Change in unrealized appreciation (depreciation) for the period Net realized gain (loss) on securities
Increase (decrease) in net assets resulting from operations

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                           Statements of Operations
                  For the six months ended December 31, 2000
--------------------------------------------------------------------------------

  Capital Growth        Financial          Intermediate         High Income
       Fund                Fund             Bond Fund              Fund

  $       46,365              39,592             565,069             1,504,361
         171,441              55,607               3,945                83,640
  --------------      --------------      --------------     -----------------
         217,806              95,199             569,014             1,588,001

         324,231              20,554              27,781                89,279
         162,160              11,226              21,005                36,320
          22,000              15,600               4,789                 8,505
           7,850               7,000               6,125                 6,125
          45,000              18,500              21,000                21,000
           8,163               3,365               5,170                 6,181
          15,203               9,956               1,009                 3,510
           6,000               1,250               2,500                 2,500
             434               1,462                 689                 1,166

               -                   -             (22,474)              (13,373)
  --------------      --------------      --------------     -----------------
         591,041              88,913              67,594               161,213

        (373,235)              6,286             501,420             1,426,788

      (9,689,499)            566,420             680,956               955,443
       7,228,653              93,413            (138,667)             (260,661)
  --------------      --------------      --------------     -----------------
    ($ 2,834,081)           $666,119          $1,043,709            $2,121,570
  ==============      ==============      ==============     =================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                      Statements of Changes in Net Assets
    For the six months ended December 31, 2000 and year ended June 30, 2000
--------------------------------------------------------------------------------

                                                            Capital Growth Fund

                                                                2001           2000
                                                      -------------- --------------

Increase (decrease) in net assets from operations:

   Net investment income (loss)                            ($373,235)     ($612,374)
   Unrealized appreciation (depreciation), net            (9,689,499)    (5,367,219)
   Net realized gain (loss) from investment
   transactions                                            7,228,653      5,120,927
                                                      -------------- --------------
   Increase (decrease) in net assets resulting from
   operations                                             (2,834,081)      (858,666)
   Distributions to shareholders
   from net investment income:
     Class A                                                       -              -
     Class C                                                       -              -
     Class I                                                       -              -
   Distributions to shareholders in
   excess of net investment income:
     Class A                                                       -              -
     Class C                                                       -              -
     Class I                                                       -              -
   Distributions to shareholders from
   net realized gain on investments:
     Class A                                              (9,316,889)             -
     Class C                                                       -              -
     Class I                                                       -              -
                                                      -------------- --------------
   Total distribution to shareholders                     (9,316,889)             -

Capital share transactions

   Proceeds from shares sold:
     Class A                                                 744,780      2,727,676
     Class C                                                       -              -
     Class I                                                       -              -
   Proceeds from sales of shares as
   a result of reinvested dividends:
     Class A                                               9,191,827              -
     Class C                                                       -              -
     Class I                                                       -              -
   Less shares redeemed:
     Class A                                              (8,419,295)   (28,375,873)
     Class C                                                       -              -
     Class I                                                       -              -
                                                      -------------- --------------
   Net increase (decrease) in
   Net Assets from share transactions                      1,517,312    (25,648,197)
                                                       -------------  -------------

Total Increase (decrease) in Net Assets                  (10,633,658)   (26,506,863)

NET ASSETS:
   Beginning of Period                                    69,386,938     95,893,801
   End of Period                                      $   58,753,280 $   69,386,938
                                                      ============== ==============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                      Statements of Changes in Net Assets
    For the six months ended December 31, 2000 and year ended June 30, 2000
--------------------------------------------------------------------------------

   Financial
     Fund           Intermediate Bond Fund             High Income Fund

        2001            2001            2000           2001              2000
  ----------     -----------     -----------     -----------     -------------

  $    6,286     $   501,420     $   724,724     $ 1,426,788     $   1,537,483
     566,420         680,956         (24,222)        955,443           (32,400)
      93,413        (138,667)        (58,518)       (260,661)           21,211
  ----------     -----------     -----------    ------------     -------------
     666,119       1,043,709         641,984       2,121,570         1,526,294

           -        (237,720)       (380,346)       (493,504)         (409,691)
           -        (163,862)       (234,062)       (508,539)         (622,930)
           -         (99,837)       (110,316)       (429,056)         (504,862)

           -               -          (5,374)              -                 -
           -               -          (3,876)              -                 -
           -               -          (1,606)              -                 -

           -               -            (215)              -            (3,967)
           -               -            (155)              -            (5,588)
           -               -             (64)              -            (4,215)
  ----------     -----------     -----------    ------------     -------------
           -        (501,419)       (736,014)     (1,431,099)       (1,551,253)

   6,856,870         774,574       3,422,705       5,835,997         4,416,832
   1,679,258       1,260,732       2,426,320       1,925,362         3,732,576
     951,644       2,592,550         679,114       2,412,669         4,841,732

           -         214,079         351,487         275,430           256,966
           -         141,417         193,697         344,703           505,567
           -          85,534         107,585         284,626           400,410

    (307,101)       (192,938)       (778,563)       (117,168)         (174,167)
     (12,019)       (406,836)       (182,833)       (231,708)         (477,876)
      (9,820)        (71,264)        (20,000)        (64,769)         (264,352)
  ----------     -----------     -----------    ------------     -------------

   9,158,832       4,397,848       6,199,512      10,665,142        13,237,688
  ----------     -----------     -----------    ------------     -------------

   9,824,951       4,940,138       6,105,482      11,355,613        13,212,729

           0      12,325,869       6,220,387      19,237,802         6,025,073
  $9,824,951     $17,266,007     $12,325,869    $ 30,593,415     $  19,237,802
  ==========     ===========     ===========    ============     =============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                          Notes to Financial Statements
                          December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Note 1: Summary of Significant Accounting Policies

Morgan Keegan Select Fund, Inc., an open-end management investment company, offers the following fund choices: Morgan Keegan Select Capital Growth Fund, Morgan Keegan Select Financial Fund, Morgan Keegan Select Intermediate Bond Fund and Morgan Keegan Select High Income Fund (the "Funds"). The investment objectives of the Funds are as follows:

    . The objective of the Morgan Keegan Select Capital Growth Fund is long-term capital appreciation by investing in equity securities of all capitalizations.
    . The objective of the Morgan Keegan Select Financial Fund is long-term capital appreciation by investing its assets primarily in large, mid- and small cap traditional banks.
    . The objective of the Morgan Keegan Select Intermediate Bond Fund is total return (including capital appreciation and income) by investing in investment grade, fixed income debt securities. The Morgan Keegan Intermediate Bond Fund will invest at least 65% of total assets in investment grade, intermediate term maturity bonds with average effective maturities between 3 and 10 years.
    . The objective of the Morgan Keegan Select High Income Fund is total return
      (including capital appreciation and income) by investing in below investment grade, fixed income debt securities. The Morgan Keegan High Income Fund primarily invests in debt securities rated below investment grades by Standard and Poor's or Moody's rating agency.

Capitalization for each fund was provided by Morgan Asset Management as follows:

                                    Capital Growth      Financial       Intermediate     High Income
Organization date                   April 15, 1986    Aug. 14, 2000    Jan. 13, 1999    Jan. 13, 1999
Initial Capitalization Date          Aug. 18, 1986    Aug. 28, 2000    Mar. 22, 1999    Mar. 22, 1999
Amount of initial Capitalization          $100,000          $50,000         $100,000         $100,000
Shares issued at Capitalization            $10,000           $5,000          $10,000          $10,000
Shares authorized                        unlimited        unlimited        unlimited        unlimited
Public offering date                 Sep. 22, 1986    Aug. 28, 2000    Mar. 22, 1999    Mar. 22, 1999

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:
Investments in securities trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate market.

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                          Notes to Financial Statements
                          December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Federal Income Taxes:
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Other Policies:
The Fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis.

Repurchase Agreements:
It is the Fund's policy for securities purchased under agreements to resell to have market value equal to or greater than the Fund's purchase price and to have such securities taken into possession by the Fund's custodian.

Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each Fund. Each Fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares at each Fund have a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. (the "Advisor") is the investment adviser for each Fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the Fund's shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each Fund's average daily net assets value. The following chart repsales charges and fees:

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                          Notes to Financial Statements
                          December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Capital Growth Fund                   Class A           Class C       Class I
                                     ---------         ---------     ---------

   Initial Sales Charge:                3.50%            0.00%         0.00%
   Deferred Sales Charge:               0.00%            1.00%         0.00%
   Investment Advisory Fee:             1.00%            1.00%         1.00%
   12b-1 Fees:                          0.50%            1.00%         0.00%


Financial Fund                        Class A           Class C       Class I
                                     ---------         ---------     ---------

   Initial Sales Charge:                4.75%            0.00%         0.00%
   Deferred Sales Charge:               0.00%            1.00%         0.00%
   Investment Advisory Fee:             1.00%            1.00%         1.00%
   12b-1 Fees:                          0.50%            1.00%         0.00%


Intermediate Bond Fund                Class A           Class C       Class I
                                     ---------         ---------     ---------

   Initial Sales Charge:                2.00%            0.00%         0.00%
   Deferred Sales Charge:               0.00%            1.00%         0.00%
   Investment Advisory Fee:             0.40%            0.40%         0.40%
   12b-1 Fees:                          0.25%            0.60%         0.00%


High Income Fund                      Class A           Class C       Class I
                                     ---------         ---------     ---------

   Initial Sales Charge:                2.50%            0.00%         0.00%
   Deferred Sales Charge:               0.00%            1.00%         0.00%
   Investment Advisory Fee:             0.75%            0.75%         0.75%
   12b-1 Fees:                          0.25%            0.75%         0.00%

Morgan Keegan and Company, Inc. will also provide funds accounting services and transfer agent services for each fund. The Advisor has agreed to waive its fee and to reimburse each Fund for the next twelve months of operations to the extent each Fund's annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific level. The Advisor's fee waivers for each Fund as a percentage of net assets are as follows:

                                      Class A           Class C       Class I
                                     ---------         ---------     ---------

Capital Growth Fund                     2.00%            2.50%         1.50%
Intermediate Bond Fund                  0.90%            1.25%         0.65%
High Income Fund                        1.25%            1.75%         1.00%

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                         December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

                             Capital Growth       Financial     Intermediate      High Income
                                   Fund             Fund          Bond Fund          Fund
Cost of purchases             $  6,407,674     $  8,363,462     $  7,446,162     $ 11,038,109
Proceeds from sales             17,811,928        1,288,908        4,018,956        2,059,799
                              ------------     ------------     ------------     ------------

Securities with appreciation    23,666,624          947,037          626,817        2,026,884
Securities with depreciation    (3,510,178)        (380,617)         (70,075)      (1,144,104)
                              ------------     ------------     ------------     ------------

Unrealized depreciation       $ 20,156,446     $    566,420     $    556,742     $    882,780
                              ============     ============     ============     ============

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                              Financial Highlights
                                December 31, 2000
--------------------------------------------------------------------------------

                                                            Net                          Net
                                                           Asset                       Gains on          Total         Dividends
                                                           Value          Net         Securities          From         from Net
                                                         Beginning    Investment     Realized and      Investment     Investment
                                                         of Period      Income        Unrealized       Operations       Income
Capital Growth Fund

   Six months ended December 31, 2000 (unaudited)
     Class A                                              $26.87       ($0.15)         ($0.91)          ($1.06)            -
     Class C                                                   -            -               -                -             -
     Class I                                                   -            -               -                -             -
   Year ended June 30, 2000                                27.10        (0.20)          (0.03)           (0.23)            -
   Year ended June 30, 1999                                26.56        (0.17)           1.46             1.29             -
   Year ended June 30, 1998                                21.64        (0.16)           5.57             5.41             -
   Year ended June 30, 1997                                18.06        (0.11)           4.64             4.53             -

Financial Fund

   Period ended December 31, 2000 (unaudited)
     Class A                                               10.00         0.10            0.59             0.69             -
     Class C                                               10.00         0.08            0.59             0.67             -
     Class I                                               10.00         0.11            0.59             0.70             -

Intermediate Bond Fund

   Six months ended December 31, 2000 (unaudited)
     Class A                                                9.74         0.32            0.38             0.70         (0.32)
     Class C                                                9.74         0.32            0.38             0.70         (0.32)
     Class I                                                9.74         0.32            0.39             0.71         (0.32)
   Year ended June 30, 2000
     Class A                                                9.85         0.68           (0.11)            0.57         (0.68)
     Class C                                                9.85         0.67           (0.11)            0.56         (0.67)
     Class I                                                9.85         0.72           (0.11)            0.61         (0.72)
   Period ended June 30, 1999
     Class A                                               10.00         0.16           (0.15)            0.01         (0.16)
     Class C                                               10.00         0.15           (0.15)            0.00         (0.15)
     Class I                                               10.00         0.16           (0.15)            0.01         (0.16)


High Income Fund
   Six months ended December 31, 2000 (unaudited)
     Class A                                                9.98         0.55            0.28             0.83         (0.55)
     Class C                                                9.98         0.55            0.28             0.83         (0.55)
     Class I                                                9.98         0.55            0.28             0.83         (0.55)
   Year ended June 30, 2000
     Class A                                               10.17         1.29           (0.19)            1.10         (1.29)
     Class C                                               10.18         1.12           (0.20)            0.92         (1.12)
     Class I                                               10.18         1.31           (0.20)            1.11         (1.31)
   Period ended June 30, 1999
     Class A                                               10.00         0.20            0.17             0.37         (0.20)
     Class C                                               10.00         0.18            0.18             0.36         (0.18)
     Class I                                               10.00         0.20            0.18             0.38         (0.20)

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                              Financial Highlights
                                December 31, 2000
--------------------------------------------------------------------------------

                                               Net                               Ratio of    Ratio of
  Distributions                               Asset                              Expenses    Net Income
      from                                    Value               Net Assets    to Average   to Average
    Capital     Return of      Total          End of     Total      End of         Net          Net        Turnover
     Gains       Capital    Distributions     Period     Return     Period        Assets       Assets        Rate

    ($3.92)          -        ($3.92)         $21.89     (4.56%)   $ 58,753,280     1.83%     (1.16%)        20%
         -           -             -               -         -                -        -          -           -
         -           -             -               -         -                -        -          -           -
         -           -             -           26.87     (0.85%)     69,386,938     1.76%     (0.74%)        20%
     (0.72)      (0.03)        (0.75)          27.10      5.20%      95,893,801     1.74%     (0.68%)        15%
     (0.49)          -         (0.49)          26.56     25.32%      88,207,007     1.79%     (0.66%)        28%
     (0.87)      (0.08)        (0.95)          21.64     26.32%      53,925,763     1.99%     (0.56%)        30%



         -           -             -           10.69      6.90%       7,036,422     3.50%      0.31%         73%
         -           -             -           10.67      6.70%       1,780,736     4.42%      0.06%         73%
         -           -             -           10.70      7.00%       1,007,793     2.58%      0.61%         73%



         -           -         (0.32)          10.12      7.69%       7,153,692     0.90%      7.31%         13%
         -           -         (0.32)          10.12      7.51%       5,579,374     1.25%      6.99%         13%
         -           -         (0.32)          10.13      7.93%       4,532,941     0.65%      7.44%         13%

         -           -         (0.68)           9.74      6.17%       6,101,095     0.90%      6.95%         30%
         -           -         (0.67)           9.74      5.81%       4,401,369     1.25%      6.71%         30%
         -           -         (0.72)           9.74      6.46%       1,823,405     0.65%      7.30%         30%

         -           -         (0.16)           9.85      0.06%       3,164,863     0.90%      6.48%          7%
         -           -         (0.15)           9.85     (0.04%)      1,986,591     1.25%      6.22%          7%
         -           -         (0.16)           9.85      0.13%       1,068,933     0.65%      6.82%          7%



         -           -         (0.55)          10.26      9.03%      11,779,360     1.25%     11.00%          4%
         -           -         (0.55)          10.26      8.76%      10,086,783     1.75%     10.69%          4%
         -           -         (0.55)          10.26      9.16%       8,727,272     1.00%     11.56%          4%

         -           -         (1.29)           9.98      9.98%       5,542,495     1.25%     10.89%         12%
         -           -         (1.12)           9.98      9.33%       7,806,453     1.75%     10.68%         12%
         -           -         (1.31)           9.98     10.14%       5,888,854     1.00%     11.27%         12%

         -           -         (0.20)          10.17      3.69%       1,028,584     1.25%      8.74%          0%
         -           -         (0.18)          10.18      3.64%       4,064,710     1.75%      8.65%          0%
         -           -         (0.20)          10.18      3.85%         931,780     1.00%      9.40%          0%

--------------------------------------------------------------------------------
                           Morgan Keegan Select Fund
                         Board of Directors and Officers

--------------------------------------------------------------------------------


BOARD OF DIRECTORS--------------------------------------------------------------

            Allen B. Morgan, Jr.
            President and Director

            William F. Hughes, Jr.
            Director

            William Jefferies Mann
            Director

            James Stillman R. McFadden
            Director

            James D. Witherington, Jr.
            Director

--------------------------------------------------------------------------------


OFFICERS------------------------------------------------------------------------

            Charles D. Maxwell
            Assistant Treasurer/Secretary

            Joseph C. Weller
            Vice President and Treasurer

--------------------------------------------------------------------------------



This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

    ----------------------------------------------------------------------

                                     ALABAMA
                                   Birmingham
                                 (205) 879-0016

                                     Decatur
                                 (256) 350-1925

                                    Fairhope
                                 (334) 928-0555

                                   Huntsville
                                 (256) 539-6739

                                     Mobile
                                 (334) 316-3100

                                   Montgomery
                                 (334) 262-0100

                                   Tuscaloosa
                                 (205) 464-2000

                                    ARKANSAS
                                   Little Rock
                                 (501) 666-1566

                                     Rogers
                                 (501) 936-7774

                                     FLORIDA
                                 Ft. Lauderdale
                                 (954) 728-2800

                                   Palm Beach
                                 (561) 835-8141

                                    Pensacola
                                 (850) 434-2207

                                    Sarasota
                                 (941) 331-1100

                                     GEORGIA
                                   Alpharetta
                                 (678) 566-2500

                                     Athens
                                 (706) 613-9915

                                     Atlanta
                                 Buckhead Plaza
                                 (404) 240-6700

                                     Atlanta
                                Perimeter Center
                                 (770) 673-2120

                                     Augusta
                                 (706) 821-2640

                                    Columbus
                                 (706) 257-7900

                                    LaGrange
                                 (706) 880-1300

                                    KENTUCKY
                                  Bowling Green
                                 (270) 781-0430

                                    Covington
                                 (859) 291-9535

                                    Lexington
                                 (859) 253-9769

                                   Louisville
                                 (502) 589-7979

                                    LOUISIANA
                                   Baton Rouge
                                 (225) 344-9020

                                    Covington
                                 (504) 875-2400

                                    Lafayette
                                 (337) 232-0644

                                   New Orleans
                                 (504) 529-1556

                                   Shreveport
                                 (318) 424-2000

                                   MISSISSIPPI
                                     Jackson
                                 (601) 368-2200

                                 NORTH CAROLINA
                                    Charlotte
                                 (704) 442-4700

                                     Durham
                                 (919) 419-2500

                                     Raleigh
                                 (919) 838-3400

                                   Wilmington
                                 (910) 256-2406

                                    TENNESSEE
                                     Jackson
                                 (901) 668-1010

                                    Knoxville
                                 (865) 521-6653

                                     Memphis
                              Morgan Keegan Tower
                                 (901) 524-4100

                                  East Memphis
                                 (901) 766-7700

                                    Nashville
                                 (615) 255-0600

                                      TEXAS
                                     Austin
                                 (512) 329-6700

                                     Dallas
                                 (214) 365-5500

                                Houston Memorial
                                 (713) 647-5300

                                Houston Post Oak
                                 (713) 840-3600

                                    VIRGINIA
                                    Richmond
                                 (804) 225-1100

    ----------------------------------------------------------------------

                            [LOGO OF MORGAN KEEGAN]

                         Morgan Keegan & Company, Inc.
                     Members New York Stock Exchange, SIPC

                             www.morgankeegan.com